Condensed Parent Company Financial Information (Details) - Schedule of condensed parent company balance sheets - Parent [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash
Other receivable
Investments in subsidiaries at equity	98,636,238	89,333,519
Total current assets	98,636,238	89,333,519
Other assets:
Property, plant and equipment	1,540,520	1,540,520
Total assets	100,176,758	90,874,039
Current liabilities:
Due to related parties	8,086,879	5,894,349
Total liabilities	8,086,879	5,894,349
Equity attributable to owners of the company:
Ordinary shares ($0.001 par value; 125,000,000 shares authorized; 85,940,965 and 79,302,428 shares issued and outstanding at December 31, 2021 and 2020, respectively.)	85,941	79,302
Additional paid-in capital	88,938,870	82,045,993
Retained earnings	(5,623,762)	(2,843,043)
Accumulated other comprehensive loss	(6,919,882)	(9,568,873)
Total equity attributable to owners of the company	76,481,167	69,713,379
Non-controlling interest	15,608,712	15,266,311
Total shareholders’ equity	92,089,879	84,979,690
Total liabilities and equity	$ 100,176,758	$ 90,874,039